Tax expense/(benefit) - Disclosure of reconciliation between theoretical income taxes and income taxes recognised (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Expenses [Abstract]
Income tax rate	25.80%	25.80%	25.80%
Profit/(loss) before tax	€ 4,032	€ 22,418	€ 19,508
Theoretical income taxes	1,040	5,784	5,033
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	8	(407)	(495)
Recognition and utilization of previously unrecognized deferred tax assets	(2,512)	(740)	(1,153)
Deferred tax assets not recognized and write-downs	442	0	47
Permanent differences	(5)	(470)	(406)
Tax credits	(531)	(299)	(221)
Withholding tax	57	44	21
Other differences	13	(119)	(97)
Total Tax expense/(benefit)	€ (1,488)	€ 3,793	€ 2,729
Effective tax rate	(36.90%)	16.90%	14.00%